Other Operating Revenues and Other Operating Expenses (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Integrated Facilities Management Operations USD ($)	Mar. 31, 2011 Integrated Facilities Management Operations JPY (¥)	Mar. 31, 2010 Integrated Facilities Management Operations JPY (¥)	Mar. 31, 2009 Integrated Facilities Management Operations JPY (¥)	Mar. 31, 2011 Vehicle Maintenance and Management Services USD ($)	Mar. 31, 2011 Vehicle Maintenance and Management Services JPY (¥)	Mar. 31, 2010 Vehicle Maintenance and Management Services JPY (¥)	Mar. 31, 2009 Vehicle Maintenance and Management Services JPY (¥)	Mar. 31, 2011 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services USD ($)	Mar. 31, 2011 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services JPY (¥)	Mar. 31, 2010 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services JPY (¥)	Mar. 31, 2009 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services JPY (¥)	Mar. 31, 2011 Facilities Management of Golf Courses USD ($)	Mar. 31, 2011 Facilities Management of Golf Courses JPY (¥)	Mar. 31, 2010 Facilities Management of Golf Courses JPY (¥)	Mar. 31, 2009 Facilities Management of Golf Courses JPY (¥)	Mar. 31, 2011 Facilities Management of Hotels and Japanese Inns USD ($)	Mar. 31, 2011 Facilities Management of Hotels and Japanese Inns JPY (¥)	Mar. 31, 2010 Facilities Management of Hotels and Japanese Inns JPY (¥)	Mar. 31, 2009 Facilities Management of Hotels and Japanese Inns JPY (¥)	Mar. 31, 2011 Other Segment USD ($)	Mar. 31, 2011 Other Segment JPY (¥)	Mar. 31, 2010 Other Segment JPY (¥)	Mar. 31, 2009 Other Segment JPY (¥)
Other operating revenues	$ 3,200	¥ 266,000	¥ 266,397	¥ 289,403	$ 120	¥ 9,978	¥ 9,075	¥ 35,391	$ 490	¥ 40,760	¥ 41,408	¥ 44,958	$ 609	¥ 50,659	¥ 54,996	¥ 45,894	$ 279	¥ 23,163	¥ 23,354	¥ 21,556	$ 336	¥ 27,966	¥ 23,463	¥ 21,124	$ 1,366	¥ 113,474	¥ 114,101	¥ 120,480
Other operating expenses	$ 1,886	¥ 156,827	¥ 149,872	¥ 171,557	$ 67	¥ 5,600	¥ 5,074	¥ 29,384	$ 406	¥ 33,790	¥ 34,837	¥ 38,129					$ 253	¥ 21,012	¥ 19,793	¥ 18,033	$ 312	¥ 25,943	¥ 22,655	¥ 18,129	$ 848	¥ 70,482	¥ 67,513	¥ 67,882